PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net, consist of the following:

	December 31,
	2018	2019
Cost
Buildings and plant	$330,500,911	$400,843,258
Machinery and equipment	335,808,916	821,582,040
Furniture, fixtures and equipment	25,953,939	44,550,155
Motor vehicles	582,375	905,217
Less: Accumulated depreciation	(133,334,881)	(288,194,536)
Property, plant and equipment, net	$559,511,260	$979,686,134
Construction in process	57,463,560	15,341,080
Total	$616,974,820	$995,027,214